Schedule of reconciliation of fair value measurements (Details) - Leasehold land and buildings [member]	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount at December 31, 2024	$ 15,823,299
Carrying amount at December 31, 2025	15,964,489
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount at December 31, 2024	15,823,299
Depreciation charge on revaluation of properties held for own use	(716,450)
Net gain from a fair value adjustment recognized in the consolidated statement of profit or loss and other comprehensive income	960,116
Translation difference	(102,476)
Carrying amount at December 31, 2025	$ 15,964,489